General	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General

Note 1 - General

A.	Description of Business

IR-Med, Inc. (OTC QB: IRME, hereinafter: the “Parent Company”) was incorporated in Nevada in 2007. IR-Med, Inc. was previously named International Display Advertising, Inc. and changed its name to IR-Med, Inc. in January 2021.

The registered office of IR-Med, Inc. and the corporate headquarters and research facility of IR. Med, Ltd. are located in Rosh Pina, Israel. The Parent Company and IR. Med Ltd. (Hereinafter: the “Subsidiary”) are at times collectively referred to as the “Company”.

On April 9, 2024, the Company’s first device, the PressureSafe™, decision support system, received a U.S. Food and Drug Administration (“FDA”) listing certification. PressureSafe™ is classified as a Class I device , decision support system. Following the listing certification of the PressureSafe™ device, the Company has started usability studies and the preparations for the commercial launch of its first device, the PressureSafe™. The Company is developing its technology through its Subsidiary and is utilizing Infra-Red-light spectroscopy (“IR”) combined with an Artificial Intelligence (“AI”) technology platform to develop non-invasive devices for various medical indications, by assessing various biomarkers and molecules in the blood and in human tissue in real-time. The second product candidate, DiaSafe™ which is currently under development is a non-invasive, user friendly devise which is designed to address the medical needs of large and growing target patient groups by offering assessment of Diabetic Foot Ulcer (“DFU”) before skin breakage, which is expected to reduce healthcare expenses and better patient care.

B.	Going Concern

The Company is starting the preparations of the commercial launch of its first device, the PressureSafe™ , and does not expect to generate significant revenue until such time as the Company will start the commercialization of the PressureSafe™ and shall complete the design and development of its other product candidates. During the three months ended March 31, 2025, the Company incurred losses of $773 thousand and had a negative cash flow from operating activities of $110 thousand. The accumulated deficit as of March 31, 2025 is $17,511 thousand.

Based on the current expected level of operating expenditures, the Company’s cash resources as of March 31, 2025 will be sufficient to meet its operating and capital needs through the second quarter of 2025 and shall not be sufficient for a period of at least 12 months from the issuance of these consolidated financial statements. Management’s plans regarding these matters include continued development and marketing the Company’s products, as well as seeking additional financing arrangements. Although management continues to pursue these plans, in the event financing is not obtained, the Company may pursue additional cost cutting measures or may be required to delay, reduce the scope of, or eliminate any of its development programs, these events could have a material adverse effect on its business. These factors raise substantive doubt about the Company ability to continue as a going concern. The consolidated financial statements do not include any adjustments relating to recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

C	Iron Swords war impact

Further the described in note 1C to the Company’s annual report for the year ended December 31, 2024, the Company did not experience significant changes in its activities from the continuation of the war during the reporting period. However, the Company’s management continues to believe that the general conditions have brought further difficulties in management’s efforts to seek additional financing arrangements.

Although the Company’s business and operations have not been materially impacted as of the date of these financial statements, any escalation or expansion of the war could have a negative impact on both global and regional conditions and may adversely affect the Company’s business, financial condition, and results of operations.

Since this is an event that is not under the control of the Company and matters such as the fighting continuing or stopping may affect the Company’s assessments, as at the reporting date the Company is unable to assess the extent of the effect of the Iron Swords War on its business.

Note 1 - General

A.	Description of Business

IR-Med, Inc. (OTC QB: IRME, hereinafter: the “Parent Company”) was incorporated in Nevada in 2007. IR-Med, Inc. was previously named International Display Advertising, Inc. and changed its name to IR-Med, Inc. in January 2021.

The registered office of IR-Med, Inc. and the corporate headquarters and research facility of IR. Med, Ltd. (the “Subsidiary”) are located in Rosh Pina, Israel. The Parent Company and the Subsidiary are at times collectively referred to as the “Company”.

On April 9, 2024, the Company’s first device, the PressureSafe™, decision support system, received a U.S. Food and Drug Administration (FDA) listing certification. PressureSafe™ is classified as a Class I device , decision support system. Following the listing certification of the PressureSafe™ device, the Company has started usability studies and the preparations for the commercial launch of its first device, the PressureSafe™. The Company is developing its technology through its Subsidiary and is utilizing Infra-Red-light spectroscopy (IR) combined with an Artificial Intelligence (AI) technology platform to develop non-invasive devices for various medical indications, by assessing various biomarkers and molecules in the blood and in human tissue in real-time. The second product candidate, DiaSafe™ which is currently under development is a non-invasive, user friendly devise which is designed to address the medical needs of large and growing target patient groups by offering assessment of Diabetic Foot Ulcer (“DFU”) before skin breakage, which is expected to reduce healthcare expenses and better patient care.

B.	Going Concern

The Company is starting preparations for the commercial launch of its first device the “PressureSafe™” and does not expect to generate significant revenue until such time as the Company will start the commercialization of the PressureSafe™ and shall complete the design and development of its other product candidates. During the year ended December 31, 2024, the Company incurred losses of US$1,899 thousand and had a negative cash flow from operating activities of US$ 1,386 thousand. The accumulated deficit as of December 31, 2024, is US$ 16,738 thousand.

Based on the current expected level of operating expenditures, the Company’s cash resources as of December 31, 2024 will be sufficient to meet its operating and capital needs through the second quarter of 2025 and shall not be sufficient for a period of at least 12 months from the issuance of these consolidated financial statements. Management’s plans regarding these matters include continued development and marketing the company’s products, as well as seeking additional financing arrangements. Although management continues to pursue these plans, in the event financing is not obtained, the Company may pursue additional cost cutting measures or may be required to delay, reduce the scope of, or eliminate any of its development programs, these events could have a material adverse effect on its business. These factors raise significant doubt about the Company ability to continue as a going concern. The consolidated financial statements do not include any adjustments relating to recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

IR-Med, Inc.

Notes to the Consolidated Financial Statements

Note 1 - General (Cont’d)

C.	Iron Swords war impact

In October 2023, Hamas terrorists infiltrated Israel’s southern border from the Gaza Strip and conducted a series of horrific terrorist attacks on civilian and military targets. Following the attack, Israel’s security cabinet declared Iron Swords War (“war”) and commenced a military campaign in Gaza against Hamas. Since the commencement of these events, there have been additional active hostilities, including a campaign focused in southern Lebanon against Hezbollah, an air campaign against the Houthi movement in Yemen and multiple airstrikes in Iran, in response to Iranian missile attacks. In October 2024, Israel began ground operations against Hezbollah in Lebanon culminating in a 60-day cease fire agreed to between Israel and Lebanon on November 27, 2024. On January 19, 2025, a temporary ceasefire between Israel and Hamas went into effect, the result of which is uncertain. On January 27, 2025, the ceasefire between Israel and Lebanon was extended to February 18, 2025. While ceasefire agreements have been reached, there is no guarantee that the parties will continue to comply with the terms of the agreements and, accordingly, it is possible that these hostilities will resume with little to no warning and that additional terrorist organizations and, possibly, countries will actively join the hostilities. Such clashes may escalate in the future into greater regional conflict.

The Company did not experience significant changes in its activities from the continuation of the war during the reporting period. However, the Company’s management continues to believe that the general conditions have brought further difficulties in management’s efforts to seek additional financing arrangements.

Although the Company’s business and operations have not been materially impacted as of the date of this financial statements, any escalation or expansion of the war could have a negative impact on both global and regional conditions and may adversely affect the Company’s business, financial condition, and results of operations.

Since this is an event that is not under the control of the Company and matters such as the fighting continuing or stopping may affect the Company’s assessments, as at the reporting date the Company is unable to assess the extent of the effect of the Iron Swords War on its business.